PENSION PLANS AND POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2018
PENSION PLANS AND POSTRETIREMENT BENEFITS
PENSION PLANS AND POSTRETIREMENT BENEFITS

29.  PENSION PLANS AND POSTRETIREMENT BENEFITS

The Corporation maintains various flat-benefit plans, various final-pay plans with indexation features from zero to 2%, as well as defined contribution plans. The Corporation also provides postretirement benefits to eligible retired employees. The Corporation’s pension plans are registered with a provincial or federal regulatory authority.

The Corporation’s funding policy for its funded pension plans is to maintain its contribution at a level sufficient to cover benefits and to meet requirements of the applicable regulations and plan provisions that govern the funding of the plans. These provisions establish, among others, the future amortization payments when the funding ratio of the pension plans is insufficient as defined by the relevant provincial and federal laws. Payments are determined by an actuarial report performed by an independent company at least every three years or annually, according to the applicable laws and in accordance with plan provisions.

By their design, the defined benefit plans expose the Corporation to the typical risks faced by defined benefit plans, such as investment performance, changes to the discount rates used to value the obligation, longevity of plan participants, and future inflation. The administration of the plans is assured by pension committees composed of members of the plans, members of the Corporation’s management and independent members or by the Corporation, in accordance with the provisions of each plan. Under the Corporation’s rules of governance, the approval and oversight of the defined benefit plan policies are performed at different levels through the pension committees, the Corporation’s management, or the Audit Committee. The risk management of pension plans is also performed under the leadership of these committees at various levels. The custody of securities and management of security transactions are assigned to trustees within a mandate given by the pension committees or the Corporation, as the case may be. Policies include those on investment objectives, risk-mitigation strategies and the mandate to hire investment fund managers and monitor their work and performance. The defined benefit pension plans are monitored on an ongoing basis to assess the benefit, funding and investment policies, financial status, and the Corporation’s funding requirement.

The following tables show a reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets for the years ended December 31, 2018 and 2017:

	Pension benefits		Postretirement benefits
	2018	2017	2018	2017
Change in benefit obligations
Benefit obligations at the beginning of the year	$1,320.4	$1,274.9	$60.5	$73.4
Service costs	36.4	33.9	2.1	1.9
Interest costs	46.0	49.8	2.8	2.9
Plan participants’ contributions	11.1	11.5	—	—
Actuarial (gain) loss arising from:
Financial assumptions	(75.7)	82.1	20.5	5.4
Demographic assumptions	—	(8.6)	(12.3)	—
Participant experience	(1.1)	4.5	(0.5)	(21.2)
Benefits and settlements paid	(55.1)	(72.7)	(1.7)	(1.9)
Plan transfer	—	(55.4)	—	—
Other	1.2	0.4	—	—
Benefit obligations at the end of the year	$1,283.2	$1,320.4	$71.4	$60.5

Change in plan assets
Fair value of plan assets at the beginning of the year	$1,267.3	$1,244.4	$—	$—
Actual return on plan assets	(37.5)	106.5	—	—
Employer contributions	34.0	35.5	1.7	1.9
Plan participants’ contributions	11.1	11.5	—	—
Administrative fees	(2.5)	(2.5)	—	—
Benefits and settlements paid	(55.1)	(72.7)	(1.7)	(1.9)
Plan transfer	—	(55.4)	—	—
Fair value of plan assets at the end of the year	$1,217.3	$1,267.3	$—	$—

As of December 31, 2018, the weighted average duration of defined benefit obligations was 15.6 years (16.5 years in 2017). The Corporation expects future benefit payments of $64.0 million in 2019.

The investment strategy for plan assets takes into account a number of factors, including the time horizon of the pension plans’ obligations and the investment risk. For each of the plans, an allocation range by asset class is developed, whereby a mix of equities and fixed-income investments is used to optimize the risk-return profile of plan assets and to mitigate asset-liability mismatch.

Plan assets are comprised of:

	2018	2017
Equity securities:
Canadian	21.1%	23.6%
Foreign	31.2	32.3
Debt securities	46.6	40.8
Other	1.1	3.3
	100.0%	100.0%

The fair value of equity and debt securities is based on quoted prices in an active market, while the fair value of other investments is not based on quoted prices in an active market.

Where funded plans have a net defined benefit asset, the Corporation determines if potential reductions in future contributions are permitted by applicable regulations and by collective bargaining agreements. When a defined benefit asset is created, it cannot exceed the future economic benefit that the Corporation can expect to obtain from the asset. The future economic benefit represents the value of reductions in future contributions and expenses payable to the pension fund. It does not reflect gains that could be generated in the future that would allow reductions in contributions by the Corporation. When there is a minimum funding requirement, this could also limit the amounts recognized in the balance sheet. A minimum funding requirement represents the present value of amortization payments based on the most recent actuarial financing reports filed.

The reconciliation of funded status to the net amount recognized in the consolidated balance sheets is as follows:

	Pension benefits		Postretirement benefits
	2018	2017	2018	2017
Benefit obligations	$(1,283.2)	$(1,320.4)	$(71.4)	$(60.5)
Fair value of plan assets	1,217.3	1,267.3	—	—
Plan deficit	(65.9)	(53.1)	(71.4)	(60.5)
Asset limit and minimum funding adjustment	(16.0)	(20.4)	—	—
Net amount recognized[1]	$(81.9)	$(73.5)	$(71.4)	$(60.5)
[1]

The net liability recognized for 2018 is $153.9 million and is included in “Other Liabilities” (note 21) (an asset of $2.9 million was included in “Other assets” in 2017 and a liability of $136.9 million was included in “Other liabilities” in 2017).

Components of re-measurements are as follows:

	Pension benefits			Postretirement benefits
	2018	2017	2016	2018	2017	2016
Actuarial gain (loss) on benefit obligations	$76.8	$(78.0)	$(20.1)	$(7.7)	$15.8	$(1.4)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(80.9)	59.1	51.8	—	—	—
Asset limit and minimum funding adjustment	5.0	(0.1)	2.8	—	—	—
Re-measurements gain (loss) recorded in other comprehensive income	$0.9	$(19.0)	$34.5	$(7.7)	$15.8	$(1.4)

Components of the net benefit costs are as follows:

	Pension benefits			Postretirement benefits
	2018	2017	2016	2018	2017	2016
Employee costs:
Service costs	$36.4	$33.9	$34.9	$2.1	$1.9	$1.8
Administrative fees and other	3.7	3.0	3.0	—	—	—
Interest on net defined benefit liability	3.4	2.9	3.9	2.8	2.9	2.8
Net benefit costs	$43.5	$39.8	$41.8	$4.9	$4.8	$4.6

The expense related to defined contribution pension plans amounted to $19.8 million in 2018 ($17.6 million in 2017 and $16.8 million 2016).

The expected employer contributions to the Corporation’s defined benefit pension plans and post-retirement benefit plans will be $32.6 million in 2019, based on the most recent financial actuarial reports filed (contributions of $35.7 million were paid in 2018).

Assumptions

The Corporation determines its assumption for the discount rate to be used for purposes of computing annual service and interest costs based on an index of high-quality corporate bond-yield and matched-funding yield curve analysis as of the measurement date.

The actuarial assumptions used in measuring the Corporation’s benefit obligations as of December 31, 2018, 2017 and 2016 and current periodic benefit costs are as follows:

	Pension and postretirement benefits
	2018	2017	2016
Benefit obligations
Rates as of year-end:
Discount rate	3.90%	3.50%	3.90%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.50%	3.90%	4.00%
Rate of compensation increase	3.00	3.00	3.00

The assumed average retirement age of participants used was of 62 years in 2018, 2017 and 2016.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations was 7.9% at the end of 2018. These costs, as per the estimate, are expected to decrease gradually over the next 10 years to 5.1% and to remain at that level thereafter.

Sensitivity analysis

An increase of 10 basis points in the discount rate would have decreased the pension benefits obligation by $17.4 million and the postretirement benefits obligation by $1.5 million as of December 31, 2018. There are limitations to this sensitivity analysis since it only considers the impacts of an increase of 10 basis points in the discount rate assumption without changing any other assumptions. No sensitivity analysis was performed on other assumptions as a similar change to those assumptions would not have a significant impact on the consolidated financial statements.